Non-current and current financial debts (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Schedule of financial debts
The below table summarizes non-current and current Financial debts outstanding as of December 31, 2023 and 2022.

($ millions)	2023	2022
Non-current financial debts
Local facilities (Japan), floating rate debt due 2025	28	—
2.750% Series 2026 Notes	498	497
2.375% Series 2028 Notes	549	527
3.000% Series 2029 Notes	994	994
2.600% Series 2030 Notes	746	746
5.375% Series 2032 Notes	693	692
3.800% Series 2049 Notes	494	494
5.750% Series 2052 Notes	592	591
Revolving facility, floating rate due 2028	—	—
Total non-current financial debts	4,594	4,541

Current financial debts
Local facilities, floating rate:
Japan	82	69
All others	48	2
Other short-term financial debts, floating rate	5	26
Derivatives	10	10
Total current financial debts	145	107
Total financial debts	4,739	4,648

Maturity of contractual undiscounted cash flows for borrowings	The contractual maturities of the undiscounted lease liabilities as of December 31, 2023 and 2022 are as follows:

	Lease liabilities undiscounted
($ millions)	2023	2022
Not later than one year	86	85
Between one and five years	222	226
Later than five years	205	233
Total lease liabilities undiscounted	513	544

	Lease liabilities
($ millions)	2023	2022
Not later than one year	71	71
Between one and five years	178	180
Later than five years	157	179
Total lease liabilities	406	430
The following table provides details on the maturity of the contractual undiscounted cash flows for Alcon's borrowings as of December 31, 2023 and 2022:

	2023			2022
($ millions)	Nominal amount - Current and non-current financial debt	Derivatives	Total	Nominal amount - Current and non-current financial debt	Derivatives	Total
Not later than one year	135	10	145	97	10	107
Between one and five years	1,081	—	1,081	500	—	500
Later than five years	3,550	—	3,550	4,083	—	4,083
Total contractual undiscounted cash flows	4,766	10	4,776	4,680	10	4,690
Unamortized debt discount and issuance costs	(37)	—	(37)	(42)	—	(42)
Total carrying value	4,729	10	4,739	4,638	10	4,648
The following table provides details on the maturity of the future contractual interest payments commitments as of December 31, 2023 and 2022:

($ millions)	2023	2022
Not later than one year	167	169
Between one and five years	643	651
Later than five years	1,437	1,563
Total cash flows	2,247	2,383